AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 90.7%
Corporate Bonds — 44.0%
Argentina — 0.6%
YPF SA,
Sr. Unsec’d. Notes
8.500%	07/28/25	260	$222,265
Sr. Unsec’d. Notes, 144A
6.950%	07/21/27	150	112,187
8.500%	07/28/25(a)	350	299,202
			633,654
Brazil — 3.8%
B3 SA - Brasil Bolsa Balcao,
Sr. Unsec’d. Notes, 144A
4.125%	09/20/31	560	503,085
Klabin Austria GmbH,
Gtd. Notes, 144A
3.200%	01/12/31	360	314,330
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25	744	776,416
6.850%	06/05/2115(a)	1,025	955,825
7.375%	01/17/27	480	535,281
Suzano Austria GmbH,
Gtd. Notes, Series DM3N
3.125%	01/15/32	480	428,045
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	240	289,870
			3,802,852
Chile — 2.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru Srl,
Sr. Sec’d. Notes, 144A
4.050%	04/27/26	550	524,737
Empresa de los Ferrocarriles del Estado,
Sr. Unsec’d. Notes, 144A
3.068%	08/18/50	200	153,008
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	200	162,679
4.700%	05/07/50	200	203,034
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28(a)	540	558,750
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
3.500%	09/10/51(a)	500	432,507
4.250%	01/22/50	200	194,053
			2,228,768
China — 2.9%
China Aoyuan Group Ltd.,
Sr. Sec’d. Notes
7.950%	02/19/23	400	67,979
8.500%	01/23/22(d)	1,000	162,154
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
China (cont’d.)
CMB International Leasing Management Ltd.,
Sr. Unsec’d. Notes, EMTN
2.750%	08/12/30	360	$318,443
Prosus NV,
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	200	151,107
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
2.750%	09/29/26(a)	975	950,337
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
4.000%	09/13/47	720	688,271
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes
2.300%	01/08/31	600	543,534
			2,881,825
Colombia — 3.2%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25	470	466,577
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	11/02/51(a)	840	715,746
Grupo Energia Bogota SA ESP,
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30	250	252,819
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	378	376,876
Oleoducto Central SA,
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	1,500	1,413,467
			3,225,485
Costa Rica — 0.3%
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A
6.750%	10/07/31	290	290,217
Dominican Republic — 0.4%
Empresa Generadora de Electricidad Haina SA,
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28	410	380,391
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes, 144A
5.250%	04/27/29	540	538,584
Hong Kong — 0.2%
Melco Resorts Finance Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	200	170,640
India — 0.7%
Indian Railway Finance Corp. Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31	200	178,843
A1

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
India (cont’d.)
REC Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23	470	$475,915
			654,758
Indonesia — 5.2%
Hutama Karya Persero PT,
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30	950	952,248
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.530%	11/15/28	400	443,479
6.757%	11/15/48	750	837,731
Pertamina Persero PT,
Sr. Unsec’d. Notes
1.400%	02/09/26	400	370,412
2.300%	02/09/31(a)	1,000	884,920
6.000%	05/03/42	560	623,127
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41	200	233,959
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	300	303,304
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A, MTN
4.125%	05/15/27	400	403,635
Sr. Unsec’d. Notes, EMTN
4.000%	06/30/50	200	178,212
			5,231,027
Ireland — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/30/32	420	379,636
Israel — 0.6%
Bank Leumi Le-Israel BM,
Sub. Notes, 144A
3.275%(ff)	01/29/31	350	328,040
Israel Electric Corp. Ltd.,
Unsec’d. Notes, 144A, GMTN
3.750%	02/22/32	250	240,119
			568,159
Kazakhstan — 1.6%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
5.750%	04/19/47	730	647,004
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	350	310,208
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	670	601,569
			1,558,781
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Kuwait — 1.3%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26	620	$627,769
NBK Tier 1 Ltd.,
Gtd. Notes, 144A
3.625%(ff)	08/24/26(oo)	730	682,756
			1,310,525
Malaysia — 0.5%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
4.800%	04/21/60	200	235,281
Gtd. Notes, EMTN
2.480%	01/28/32	300	280,038
			515,319
Mexico — 6.2%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)	500	494,597
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25	600	629,856
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25(a)	380	396,432
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33	480	452,648
Comision Federal de Electricidad,
Gtd. Notes
4.677%	02/09/51	350	286,772
Gtd. Notes, 144A
3.875%	07/26/33	350	307,453
Fresnillo PLC,
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	600	529,955
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44	780	806,624
Petroleos Mexicanos,
Gtd. Notes
6.375%	01/23/45(a)	890	711,417
6.500%	06/02/41	270	223,060
6.625%	06/15/35(a)	1,415	1,268,998
7.690%	01/23/50	100	87,419
			6,195,231
Morocco — 0.5%
OCP SA,
Sr. Unsec’d. Notes, 144A
5.125%	06/23/51	570	478,615

A2

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Netherlands — 0.5%
VEON Holdings BV,
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	860	$490,200
Nigeria — 0.3%
IHS Holding Ltd.,
Gtd. Notes, 144A
5.625%	11/29/26	280	266,473
Panama — 2.3%
Banco General SA,
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	490	481,098
Banco Nacional de Panama,
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	740	654,368
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	363	368,348
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48	800	751,233
			2,255,047
Peru — 2.9%
Corp. Financiera de Desarrollo SA,
Sub. Notes
5.250%(ff)	07/15/29(a)	710	699,533
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27	480	479,124
Petroleos del Peru SA,
Sr. Unsec’d. Notes
5.625%	06/19/47	400	336,045
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	330	295,405
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40	110	140,295
7.500%	07/27/35	180	231,826
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26	740	709,750
			2,891,978
Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes
7.390%	12/02/24	192	213,047
Qatar — 0.6%
Qatar Energy,
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41	700	640,231
Russia — 0.5%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes
4.950%	02/06/28	380	163,020
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Russia (cont’d.)
Lukoil Capital DAC,
Gtd. Notes, 144A
3.600%	10/26/31		580	$309,720
				472,740
Singapore — 0.5%
DBS Group Holdings Ltd.,
Jr. Sub. Notes, GMTN
3.300%(ff)	02/27/25(oo)		200	194,164
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		300	302,132
				496,296
South Africa — 0.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		840	858,370
Supranational Bank — 1.2%
European Bank for Reconstruction & Development,
Unsec’d. Notes, GMTN
5.600%	01/30/25	IDR	17,420,000	1,219,661
Thailand — 0.4%
GC Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN
2.980%	03/18/31(a)		420	385,154
Turkey — 0.7%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
5.125%	05/03/22		340	340,158
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)		400	395,570
				735,728
United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		510	540,600
DP World PLC,
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49		700	681,647
MDGH GMTN RSC Ltd.,
Gtd. Notes, GMTN
3.950%	05/21/50		440	452,939
				1,675,186
United States — 0.2%
Sagicor Financial Co. Ltd.,
Gtd. Notes, 144A
5.300%	05/13/28		210	210,129

Total Corporate Bonds (cost $50,224,223)				43,854,707

A3

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 46.7%
Angola — 1.0%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28	1,000	$1,016,040
Argentina — 2.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
1.000%	07/09/29	56	19,364
2.000%(cc)	01/09/38	1,800	679,230
Ciudad Autonoma de Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	600	540,747
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN
3.900%(cc)	09/01/37	766	329,268
Provincia de Cordoba,
Sr. Unsec’d. Notes
5.000%(cc)	06/01/27	258	169,824
Sr. Unsec’d. Notes, 144A
5.000%(cc)	12/10/25(a)	255	199,479
5.000%(cc)	06/01/27	253	166,661
			2,104,573
Bahamas — 0.5%
Bahamas Government International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/16/24	600	540,455
Bahrain — 1.9%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31	1,100	1,067,734
6.750%	09/20/29	200	210,939
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47	400	394,427
Sr. Unsec’d. Notes, 144A, MTN
6.250%	01/25/51	200	177,055
			1,850,155
Chile — 0.7%
Chile Government International Bond,
Sr. Unsec’d. Notes
2.550%	07/27/33	400	364,752
3.100%	01/22/61(a)	430	353,871
			718,623
China — 1.1%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25	1,070	1,089,967
Colombia — 1.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45(a)	1,140	958,821
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Costa Rica — 0.5%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
5.625%	04/30/43	240	$209,189
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25	270	273,582
			482,771
Dominican Republic — 2.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.500%	01/27/25	400	413,991
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	250	226,733
5.500%	02/22/29	400	396,399
5.875%	01/30/60	200	170,831
6.000%	07/19/28	250	254,280
6.850%	01/27/45(a)	510	507,127
			1,969,361
Ecuador — 0.9%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40	186	107,155
1.000%(cc)	07/31/35	858	561,318
5.000%(cc)	07/31/30	297	247,388
			915,861
Egypt — 2.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes
6.588%	02/21/28(a)	760	705,813
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32	230	208,117
8.875%	05/29/50	600	517,450
Sr. Unsec’d. Notes, 144A, MTN
7.300%	09/30/33	800	699,007
			2,130,387
Ethiopia — 0.1%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24	200	144,184
Gabon — 0.6%
Gabon Government International Bond,
Sr. Unsec’d. Notes
6.625%	02/06/31	600	569,794
Ghana — 1.0%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30	900	947,787
Guatemala — 0.3%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
4.650%	10/07/41	270	251,683

A4

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia — 3.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.850%	03/12/31		600	$542,227
3.500%	01/11/28		200	204,746
4.450%	04/15/70		780	804,364
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		680	755,524
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		400	447,469
Indonesia Treasury Bond,
Bonds, Series 068
8.375%	03/15/34	IDR	3,071,000	234,690
Bonds, Series 082
7.000%	09/15/30	IDR	2,215,000	157,087
				3,146,107
Israel — 0.5%
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50		480	455,948
Ivory Coast — 0.6%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		600	582,811
Jamaica — 0.8%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28(a)		730	802,466
Jordan — 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes
5.850%	07/07/30		250	233,760
7.375%	10/10/47		200	182,203
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		200	182,203
				598,166
Kenya — 1.0%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34(a)		400	344,227
7.250%	02/28/28		440	424,128
8.000%	05/22/32		200	194,386
				962,741
Mexico — 3.2%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	7,815	377,306
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31		1,320	1,201,452
4.600%	01/23/46		1,680	1,613,458
				3,192,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Morocco — 0.3%
Morocco Government International Bond,
Sr. Unsec’d. Notes, 144A
4.000%	12/15/50	350	$280,515
Nigeria — 1.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30	410	386,364
7.625%	11/21/25	390	405,298
8.375%	03/24/29	250	252,431
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27	300	284,621
			1,328,714
Oman — 2.5%
Oman Government International Bond,
Sr. Unsec’d. Notes
4.750%	06/15/26	500	501,577
5.625%	01/17/28	500	515,409
6.750%	01/17/48	410	409,500
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28	260	268,013
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29	800	835,491
			2,529,990
Panama — 1.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	660	579,356
4.500%	04/01/56	560	549,665
			1,129,021
Paraguay — 0.6%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31	200	209,846
5.400%	03/30/50	400	403,648
			613,494
Peru — 1.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
1.862%	12/01/32(a)	340	291,616
2.783%	01/23/31	590	556,953
6.550%	03/14/37	100	126,730
			975,299
Philippines — 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes
1.648%	06/10/31	200	177,865
2.650%	12/10/45	200	165,550
3.700%	03/01/41	520	504,944
3.700%	02/02/42	400	388,135
			1,236,494

A5

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar — 3.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25		480	$488,984
4.400%	04/16/50		1,440	1,617,261
4.817%	03/14/49		580	688,758
5.103%	04/23/48		330	404,404
				3,199,407
Romania — 0.2%
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31		180	166,494
Rwanda — 0.3%
Rwanda International Government Bond,
Sr. Unsec’d. Notes, 144A
5.500%	08/09/31		360	328,929
Senegal — 0.6%
Senegal Government International Bond,
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48		650	560,872
South Africa — 0.5%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.000%	10/12/46(a)		400	332,729
5.750%	09/30/49		200	174,883
				507,612
Turkey — 3.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26		970	872,506
4.875%	04/16/43		800	567,785
5.750%	05/11/47		550	410,109
5.950%	01/15/31		200	172,403
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes, 144A
5.750%	07/06/26		1,060	965,542
				2,988,345
Ukraine — 0.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32		250	103,125
7.750%	09/01/25		1,030	437,750
9.750%	11/01/28		340	142,800
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	270	122,462
7.253%	03/15/33		295	121,687
				927,824
United Arab Emirates — 2.5%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		900	826,458
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
United Arab Emirates (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30	1,094	$1,118,344
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50	710	575,092
			2,519,894
Uruguay — 1.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31(a)	700	761,034
5.100%	06/18/50(a)	429	508,385
			1,269,419
Uzbekistan — 0.5%
Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31	590	513,272

Total Sovereign Bonds (cost $53,005,942)			46,506,512

Total Long-Term Investments (cost $103,230,165)			90,361,219

	Shares
Short-Term Investments — 18.6%
Affiliated Mutual Fund — 10.1%
PGIM Institutional Money Market Fund (cost $10,108,794; includes $10,106,945 of cash collateral for securities on loan)(b)(we)	10,118,716	10,109,610
Unaffiliated Fund — 8.5%
Dreyfus Government Cash Management, (Institutional Shares)	8,439,333	8,439,333
(cost $8,439,333)

Option Purchased*~ — 0.0%
(cost $19,814)	34,201

Total Short-Term Investments (cost $18,567,941)	18,583,144

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—109.3% (cost $121,798,106)	108,944,363

A6

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $20,349)	$(10,759)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—109.3% (cost $121,777,757)	108,933,604

Liabilities in excess of other assets(z) — (9.3)%	(9,272,674)

Net Assets — 100.0%	$99,660,930

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,889,374; cash collateral of $10,106,945 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	08/19/22	20.00		—		1,785	$34,201
(cost $19,814)
Option Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Goldman Sachs Bank USA	08/19/22	22.70		—		1,785	$(10,759)
(premiums received $20,349)
A7

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Indonesian Rupiah,
Expiring 04/19/22	Bank of America, N.A.	IDR	16,672,963	$1,151,050	$1,161,643	$10,593	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/13/22	Citibank, N.A.	BRL	277	$47,308	$57,902	$—	$(10,594)
Euro,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	260	287,649	288,889	—	(1,240)
Indonesian Rupiah,
Expiring 04/19/22	Citibank, N.A.	IDR	26,186,360	1,805,769	1,824,463	—	(18,694)
Expiring 04/19/22	Citibank, N.A.	IDR	10,124,656	697,127	705,408	—	(8,281)
Expiring 04/19/22	Citibank, N.A.	IDR	4,701,390	324,200	327,556	—	(3,356)
Mexican Peso,
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	MXN	14,176	680,383	711,088	—	(30,705)
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	MXN	856	41,061	42,939	—	(1,878)
				$3,883,497	$3,958,245	—	(74,748)
						$10,593	$(74,748)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	950	$17,109	$(16,896)	$(34,005)
State of Qatar	12/20/24	1.000%(Q)	950	17,587	(18,636)	(36,223)
				$34,696	$(35,532)	$(70,228)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A8

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9